OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets
	As of December 31,
	2 0 2 1	2 0 2 0

Governmental institutions	4,447	5,776
Prepaid expenses	4,412	3,331
Other	383	675
	9,242	9,782